UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from

May 1, 2025 to October 31, 2025

Commission File Number	Registrant; State of Incorporation; Address; and Telephone Number	I.R.S. Employer Identification Number

333-275727-01	VIRGINIA POWER FUEL SECURITIZATION, LLC	93-4087019
(Delaware)
600 East Canal Street Richmond, Virginia 23219 (804) 819-2284

000-55337	VIRGINIA ELECTRIC AND POWER COMPANY	54-0418825
(Depositor and Sponsor)
(Virginia)
600 East Canal Street Richmond, Virginia 23219 (804) 819-2284

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Deferred Fuel Cost Series A Tranche A-1	☐	☐	☒
Deferred Fuel Cost Series A Tranche A-2	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 is October 31, 2025.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus dated February 5, 2024 of Virginia Power Fuel Securitization, LLC (Issuing Entity) relating to the 2024 Senior Secured Deferred Fuel Cost Bonds (Bonds) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933 on February 7, 2024.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the November 3, 2025 distribution date.

The following Items have been omitted pursuant to General Instruction C of Form 10-D:

•
Item 1A. Asset-Level Information.
•
Item 1B. Asset Representations Reviewer and Investor Communication.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sale of Securities and Use of Proceeds.

None.

The following Items have been omitted pursuant to General Instruction C of Form 10-D:

•
Item 4. Defaults Upon Senior Securities.
•
Item 5. [Reserved]
•
Item 6. Significant Obligors of Pool Assets.
•
Item 7. Change in Sponsor Interest in the Securities.
•
Item 8. Significant Enhancement Provider Information.

Item 9. Other Information.

None.

Item 10. Exhibits

Exhibit No.	Description
3.1	Certificate of Formation of Virginia Power Fuel Securitization, LLC (Exhibit 3.1, Registration Statement on Form SF-1 (File No. 333-275727-01) filed November 22, 2023).
3.2	Amended and Restated Limited Liability Company Agreement, dated as of February 5, 2024, of Virginia Power Fuel Securitization, LLC (Exhibit 3.2, Form 8-K filed February 6, 2024).
4.1

Indenture, dated as of February 14, 2024, by and among Virginia Power Fuel Securitization, LLC, U.S. Bank Trust Company, National Association, as Indenture Trustee, and U.S. Bank National Association, as Securities Intermediary (including the form of the Bonds) (Exhibit 4.1, Form 8-K filed February 14, 2024).

4.2

Supplemental Indenture, dated as of February 14, 2024, by and among Virginia Power Fuel Securitization, LLC, U.S. Bank Trust Company, National Association, as Indenture Trustee, and U.S. Bank National Association, as Securities Intermediary (Exhibit 4.2, Form 8-K filed February 14, 2024).

10.1

Deferred Fuel Cost Property Servicing Agreement, dated as of February 14, 2024, by and between Virginia Power Fuel Securitization, LLC and Virginia Electric and Power Company, as Servicer (Exhibit 10.1, Form 8-K filed February 14, 2024).

10.2

Deferred Fuel Cost Property Purchase and Sale Agreement, dated as of February 14, 2024, by and between Virginia Power Fuel Securitization, LLC and Virginia Electric and Power Company, as Seller (Exhibit 10.2, Form 8-K filed February 14, 2024).

10.3

Administration Agreement, dated as of February 14, 2024, by and between Virginia Power Fuel Securitization, LLC and Virginia Electric and Power Company, as Administrator (Exhibit 10.3, Form 8-K filed February 14, 2024).

99.1	Semi-annual Servicer’s Certificate relating to the Bonds, dated October 23, 2025 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

VIRGINIA POWER FUEL SECURITIZATION, LLC (Issuing Entity) By: Virginia Electric and Power Company, as Servicer

Date: November 3, 2025	/s/ Gary G. Ratliff, Jr.
Gary G. Ratliff, Jr. Vice President, Controller and Chief Accounting Officer